Prepaid Forward Gold Contract Liability (Details) - Schedule of related contract expense	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of related contract expense [Abstract]
Total ounces to be delivered through December 31, 2021	$ 11,542
Contractual payment per ounce in lieu of delivery	500
Due to PDK in lieu of gold deliveries at December 31, 2021	5,771,000
Forward gold contract balance associated with 11,542 ounces	(3,336,561)
Forward gold contract expense for the year ended December 31, 2021	2,434,439
Prepaid forward gold contract liability balance at December 31, 2020	13,600,000
Forward gold contract balance associated with 11,542 ounces	(3,336,561)
Prepaid forward gold contract liability balance at December 31, 2021	$ 10,263,439